CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:
1.	This filing is made on behalf of Janus Investment Fund (the “Registrant”). The Registrant’s 1933 Act No. is 002-34393 and Registrant’s 1940 Act No. is 811-01879.
2.	There are no changes to the Prospectuses and Statement of Additional Information from the forms of Prospectuses and Statement of Additional Information that were filed in Post-Effective Amendment No. 152 (“PEA No. 152”) on May 13, 2011, pursuant to Rule 485(b) under the 1933 Act for the following fund:
Janus Real Return Allocation Fund
— Class A Shares
— Class C Shares
— Class D Shares
— Class I Shares
— Class S Shares
— Class T Shares
3.	The text of PEA No. 152 has been filed electronically.
DATED: May 18, 2011

JANUS INVESTMENT FUND on behalf of Janus Real Return Allocation Fund
By:	/s/ Stephanie Grauerholz-Lofton
Stephanie Grauerholz-Lofton
Vice President